Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation and Significant Accounting Policies [Text Block]
Consolidation:  Our unaudited condensed consolidated financial statements reflect the financials of the Company and its wholly-owned subsidiary, Gentium GmbH.  All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates:    The preparation of condensed consolidated financial statements in accordance with U.S. generally accepted accounting principles, or GAAP, which are unaudited, requires management to make judgments, estimates and assumptions that may affect the reported amounts of assets and liabilities, and related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of only normal recurring accruals necessary for a fair statement of our financial position, results of operations, and cash flows. The information included in this form should be read in conjunction with our consolidated financial statements and the accompanying notes included in our Annual Report on Form 20-F for the year ended December 31, 2012. Our accounting policies are described in the Notes to the Consolidated Financial Statements in our 2012 Annual Report on Form 20-F and updated, as necessary, in this Form 6-K. The year-end balance sheet data presented for comparative purposes was derived from audited consolidated financial statements, but this Form 6-K does not contain all disclosures required by U.S. GAAP.  The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

Segment Reporting, Policy [Policy Text Block]
Segment information:  The Company is managed and operated as one business. The entire business is managed by a single management team that reports to the chief executive officer. The Company does not operate separate lines of business or separate business entities with respect to any of its products or product candidates.  The Company’s chief operating decision makers review the profits and losses and manage the operations of the Company on an aggregate basis. Accordingly, the Company operates in one segment, which is the biopharmaceutical industry.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents: Cash and cash equivalents include highly liquid, temporary cash investments having original maturity dates of three months or less.
Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk and Other Risks and Uncertainties: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade receivables. The Company limits its investments to short-term low risk instruments. Trade receivables from one foreign customer are guaranteed by a letter of credit from a primary bank institution. The Company is exposed to credit risk with respect to its trade accounts receivable from sales of defibrotide through its named-patient and cost recovery programs, which are typically unsecured.   As of June 30, 2013, our top two customers accounted for approximately 64% and 13% of our accounts receivable, respectively. As of December 31, 2012, our top two customers accounted for approximately 53% and 11% of our accounts receivable, respectively. We are exposed to risks associated with foreign currency transactions in which we use U.S. Dollars to make contract payments denominated in euros and vice versa. As the net positions of our unhedged foreign currency transactions fluctuate, our earnings might be affected. We currently do not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk, as we believe our overall exposure is relatively limited. For the six-month period ended June 30, 2013, our top three customers accounted for 49%, 13% and 8% of our product sales, respectively. For the six-month period ended June 30, 2012, our top three customers accounted for 47%, 11% and 9% of our product sales, respectively.

The Company is subject to a number of risks common in the biotechnology industry including, but not limited to, the uncertainty as to whether defibrotide will become a successful commercial product, its ability to generate projected revenue through its named-patient and cost recovery programs, its dependence on corporate partners and key personnel, protection of proprietary technology, compliance with FDA and other governmental regulations and approval requirements, its ability to obtain financing, if necessary, and potential changes in the health care industry.

Receivables, Policy [Policy Text Block]
Accounts receivable:  Accounts receivable are primarily comprised of amounts due from our wholesale distributors and pharmaceutical companies.  Accounts receivable are recorded net of allowances for distributors’ fees where we are not invoiced directly and doubtful accounts.  Estimates for distributors’ fees are based on contractual terms.  Estimates for our allowance for doubtful accounts are determined based on existing contractual payment terms, historical payment patterns of our customers and individual customer circumstances.  Amounts determined to be uncollectible are charged or written-off against the reserve.

Inventory, Policy [Policy Text Block]
Inventories:    Inventories consist of raw materials, semi-finished and finished active pharmaceutical ingredients and defibrotide distributed through the named-patient and cost recovery programs.  Inventories are stated at the lower of cost or market, with cost determined on an average cost basis, which approximates the first-in-first-out method. Prior to commencing the sale of defibrotide through the named-patient and cost recovery programs, we had expensed all costs associated with the production of defibrotide as research and development expenses. Since signing the agreements associated with the named-patient and cost recovery programs, we capitalized the subsequent costs of manufacturing defibrotide as inventory, including costs to convert existing active pharmaceutical ingredients to ampoules and vials and costs to package and label previously manufactured inventory, which costs had previously been expensed as research and development expenses.  Until we sell the inventory, the carrying values of our inventories and our cost of sales will reflect only incremental costs incurred subsequent to the signing of these agreements.

The Company periodically reviews its inventories and items that are considered outdated or obsolete which are reduced to their estimated net realizable values. The Company estimates reserves for excess and obsolete inventories based on inventory levels on hand, future purchase commitments, and current and forecasted product demand. If an estimate of future product demand suggests that inventory levels will become obsolete, then inventories are reduced to their estimated net realizable values. We also review our inventory for quality assurance and quality control issues identified in the manufacturing process and determine whether a write-down is necessary.

We expense costs relating to the production of clinical products, which are not expected to be sold through the named-patient and cost recovery programs, as research and development expenses in the period incurred, and will continue to do so until we receive an approval letter from the FDA or EMA for a new product or product configuration.  Upon receipt of an approval letter from the FDA or EMA for a new product or product configuration, we will begin to capitalize the subsequent inventory costs relating to that product configuration.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Manufacturing Facility and Equipment:    Property, manufacturing facility and equipment are carried at cost, subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The cost of normal, recurring, or periodic repairs and maintenance activities related to property, manufacturing facility and equipment are expensed as incurred, and the cost for major expenditures for additions and improvements are capitalized if they extend the useful life or capacity of the asset.

The cost of our property, manufacturing facility and equipment also includes a proportionate share of the Company’s financing costs. The amount of interest cost to be capitalized for qualifying assets is that portion of the interest cost incurred during the assets’ acquisition period that could have been avoided if expenditures for the assets had not been made.  Capitalized interest expense is amortized over the same life as the underlying constructed asset.

We depreciate or amortize the cost of our property and equipment using the straight-line method over the estimated useful life of the respective assets, which are summarized as follows:

Asset Category	Useful Lives - Years
Buildings	20
Plant and Machinery	10	to	15
Industrial Equipment	10
Furniture and Fixtures	5	to	10
Leasehold Improvements	Lesser of the useful life or the term of the respective lease
Internally Developed Software	15

When we dispose of property, plant and equipment, we remove the associated cost and accumulated depreciation from the related accounts on our consolidated balance sheet and include any resulting gain or loss in our consolidated statement of operations.

Internal Use Software, Policy [Policy Text Block]
Computer Software:   We capitalize costs of computer software obtained for internal use. Such costs are included in property, manufacturing facility and equipment and amortized over the estimated useful life of the software.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangibles:    Intangible assets are stated at cost and amortized on a straight-line basis over the expected useful life of such assets, which is estimated to be five to ten years for licenses and trademarks.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets, including Intangibles:  The Company’s long-lived assets consist primarily of manufacturing facility and equipment. The Company evaluates its ability to recover the carrying values of long-lived assets used in its business, considering changes in the business environment or other facts and circumstances that suggest the value of such assets may be impaired. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, the Company reduces the carrying amount to the estimated fair value.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition:   We sell defibrotide through distributors pursuant to our named-patient and cost recovery programs, and we sell APIs to pharmaceutical companies that use our APIs to make finished formulations of various drugs. We recognize revenues when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, our price to the customer is fixed or determinable and collectability is reasonably assured. Revenues from product sales are recognized upon delivery, when title and risk of loss have passed to the customer. Product revenues are recorded net of applicable reserves for discounts, distributors’ fees and allowances.

Items deducted from Total Product Sales:

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Distributor fees: We have entered into an agreement with distributors to manage defibrotide as an investigational drug on a named-patient and cost recovery basis. We recognize a fee to distributors based on a contractually determined fixed percentage of sales. These fees are recorded at the time of the sale and offset against product sales and are typically paid within 60 days after the issuance of a sales report. When billed directly to the Company, distributor fees are recorded as accounts payable or accrued expenses on our balance sheets.

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Cash discounts: From time to time, we may offer a price discount to a customer if a minimum number of purchase quantities are purchased in a calendar year. We establish a reserve based on estimates of the amounts earned or to be claimed on the related sales, which is classified as accrued expenses and other current liabilities on our balance sheets, and as a reduction of product sales.

Collaborative arrangements with multiple deliverables are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered item. The consideration received from these arrangements is allocated among the separate units based on their respective selling prices, and the applicable revenue recognition criteria are applied to each separate unit. Revenue from collaborative arrangements generally includes manufacturing fee arrangements if the research and development efforts ever reach the commercialization phase.

Revenue from non-refundable up-front license fees and milestone payments is recognized as performance occurs and our obligations are completed. In accordance with the specific terms of the Company’s obligations under these arrangements, revenue is recognized as the obligation is fulfilled or ratably over the development or manufacturing period. Revenue associated with substantive at-risk milestones is recognized based upon the achievement of the milestones as defined in the respective agreements. Revenue from the reimbursement of research costs under collaborative arrangements is recognized as the related research and development costs are incurred, as provided under the terms of these arrangements.

Advance payments received in excess of amounts earned are classified as deferred revenue until earned on the balance sheets. Costs incurred by the Company for shipping and handling are included in cost of goods sold.

Research and Development Expense, Policy [Policy Text Block]
Research and Development:    Research and development expenditures are charged to operations as incurred. Research and development expenses consist of costs incurred for proprietary and collaborative research and development, including activities such as product registration and investigator-sponsored trials. Research and development expenses include salaries, benefits and other personnel related costs, clinical trial and related clinical manufacturing expenses, fees paid to CROs, contract and other outside service fees, employee stock-based compensation expenses and allocated facility and overhead costs, offset by research and development tax credits due from the Italian Tax Authorities. Payments we make for research and development services prior to the services being rendered are recorded as prepaid assets on our consolidated balance sheets and are expensed as the services are provided.

Income Tax, Policy [Policy Text Block]
Income Taxes:     The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences between the financial statements carrying amounts and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be recovered or settled. We evaluate the ability to realize our deferred tax assets and establish a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized.   As of June 30, 2013, we have provided a full valuation allowance against our deferred tax assets as recoverability was uncertain. We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency transactions:     The functional currency of the Company’s foreign subsidiary is the Euro and, therefore, there are no translation adjustments in the consolidated financial statements. However, net realized and unrealized gains and losses resulting from foreign currency transactions that are denominated in a currency other than the Company’s functional currency, the Euro, are included in the statements of operations.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation:     The Company recognizes stock-based compensation at fair value.  Compensation expenses for awards that are ultimately expected to vest are recognized as expenses on a straight-line basis over the requisite service period of the equity compensation award, which is generally the vesting period.

The fair value of the stock options is estimated on the date of grant date using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, the probability of termination or retirement of the option holder in computing the value of the option and the exchange rate between the Euro and the US Dollar. For these reasons, the Company believes that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments:    The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable and accrued expenses approximate fair values due to the short-term maturities of these instruments.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share: Basic net earnings per share is based upon the weighted-average number of common shares outstanding and excludes the effect of dilutive common stock issuable from stock options. In computing diluted earnings per share, only potential common shares that are dilutive, or those that reduce earnings per share, are included. The issuance of common stock from stock options is not assumed if the result is anti-dilutive, such as when a loss is reported.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Adopted Accounting Standards

In February 2013, the FASB issued guidance requiring presentation of amounts reclassified from each component of accumulated other comprehensive income. In addition, disclosure is required of the effects of significant reclassifications on income statement line items, either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. For public entities, this guidance is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this guidance did not have any impact on our consolidated financial statements.

Recently Issued Accounting Standards[Policy Text Block]
Recently Issued Accounting Standards

In March 2013, the FASB issued guidance to clarify when to release cumulative foreign currency translation adjustments when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity. The amendment is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013 and should be applied prospectively to derecognition events occurring after the effective date. Early adoption is permitted. We are currently evaluating the effect, if any, the adoption of this standard will have on our financial statements.

In July 2013, the FASB issued Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 requires the netting of unrecognized tax benefits (UTBs) against a deferred tax asset for a loss or other carryforward that would apply in settlement of the uncertain tax positions. UTBs are required to be netted against all available same-jurisdiction losses or other tax carryforwards that would be utilized, rather than only against carryforwards that are created by the UTBs. ASU 2013-11 is effective for us for interim and annual periods beginning after December 15, 2013. We are currently evaluating the effect, if any, the adoption of this standard will have on our financial statements.

Clinical Trial Accruals [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Research and Development Expense, Policy [Policy Text Block]
Clinical Trial Accruals:     The Company accounts for the costs of clinical studies conducted by CROs based on the estimated costs and contractual progress over the life of the individual study. These costs can be a significant component of research and development expenses